Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance table

The pay versus performance table includes information for Fiscal Years 2020, 2021, 2022, and 2023.

					Value of initial fixed $100 investment based on:
Fiscal year	Summary compensation table total for CEO(1)	Compensation actually paid to CEO(2)	Average summary compensation table total for Non-CEO NEOs(1)	Average compensation actually paid to Non-CEO NEOs(2)	Target total shareholder return(3)	Retail peer group total shareholder return(3)(4)	Net income	Company selected measure: Sales(5)
2023	$19,203,353	$10,755,085	$5,314,812	$3,328,237	$143.24	$168.88	$4,138	$105,803
2022	$17,664,896	$(9,622,361)	$4,809,406	$(2,251,345)	$160.71	$123.48	$2,780	$107,588
2021	$19,758,766	$57,790,597	$5,783,188	$16,437,743	$203.29	$145.32	$6,946	$104,611
2020	$19,755,188	$78,320,625	$6,383,094	$23,974,731	$166.91	$138.74	$4,368	$92,400

Note: Net income and Sales are in millions.

(1)	Brian C. Cornell is the CEO for each of the years shown. The Non-CEO NEOs include Michael J. Fiddelke, John J. Mulligan, and Don H. Liu for each of the years shown, A. Christina Hennington for Fiscal 2023 and Fiscal 2022, and Michael E. McNamara for Fiscal 2021 and Fiscal 2020.

(2)	The following tables show amounts deducted from and added to the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”). The fair value of the equity awards is consistent with the assumptions disclosed in the grant date, with values changing primarily due to the change in stock price and our performance on the metrics applicable to those awards.

CEO SCT Total to CAP:

		Adjustments related to equity awards
		Deductions	Additions
Fiscal year	SCT total for CEO	Value of “Stock awards” from SCT	Year-end fair value of outstanding equity awards granted in covered year	Increase/(decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/(decrease) in fair value of equity awards from prior year-end that vested during the covered year	CAP to CEO
2023	$19,203,353	$(14,720,515)	$13,007,853	$(4,199,459)	$(2,536,147)	$10,755,085
2022	$17,664,896	$(14,476,318)	$11,212,164	$(2,899,650)	$(21,123,453)	$(9,622,361)
2021	$19,758,766	$(13,749,937)	$17,037,025	$21,284,393	$13,460,350	$57,790,597
2020	$19,755,188	$(12,266,366)	$21,771,568	$29,451,441	$19,608,794	$78,320,625

Average Non-CEO NEOs SCT Total to CAP:

		Adjustments related to equity awards				Adjustments related to pension plans
		Deductions	Additions			Deductions	Additions
Fiscal year	Average SCT total for Non-CEO NEOs	Average SCT total for value of “Stock awards” to Non-CEO NEOs	Year-end fair value of outstanding equity awards granted in covered year	Increase/ (decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/ (decrease) in fair value of equity awards from prior year-end that vested during the covered year	Average SCT value of “Change in pension value” for Non-CEO NEOs	Service cost for services for covered year	CAP to Non-CEO NEOs
2023	$5,314,812	$(3,667,147)	$3,240,891	$(1,023,467)	$(529,126)	$(14,043)	$6,317	$3,328,237
2022	$4,809,406	$(3,528,682)	$2,733,434	$(625,473)	$(5,639,385)	$(7,580)	$6,935	$(2,251,345)
2021	$5,783,188	$(3,385,905)	$4,195,849	$6,220,324	$3,619,803	$(3,432)	$7,916	$16,437,743
2020	$6,383,094	$(3,276,296)	$5,815,525	$9,513,722	$5,599,412	$(71,031)	$10,305	$23,974,731

(3)	Target Total Shareholder Return (“TSR”) and retail peer group TSR assume a respective investment of $100 on February 1, 2020, and reinvestment of all dividends. Additionally, the retail peer group is weighted by the market capitalization of each component company. The retail peer group consists of 20 companies (Albertsons Companies, Inc., Amazon.com, Inc., Best Buy Co., Inc., BJ’s Wholesale Holdings, Inc., Costco Wholesale Corporation, CVS Health Corporation, Dollar General Corporation, Dollar Tree, Inc., The Gap, Inc., The Home Depot, Inc., Kohl’s Corporation, The Kroger Co., Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., The TJX Companies, Inc., Walgreens Boots Alliance, Inc., and Walmart Inc.). It is consistent with the retail peer group described in our CD&A, excluding Publix Super Markets, Inc., which is not quoted on a public stock exchange.
(4)	Target updated its peer group for use in Fiscal 2023. The previous peer group was consistent with the retail peer group described in footnote 3 with the exception of BJ’s Wholesale, which was added as a retail peer in Fiscal 2023 as they reached $15 billion in core retail operations. The 2023 TSR of the previous peer group is $168.69.
(5)	Fiscal 2023 consisted of 53 weeks, compared with 52 weeks in Fiscal 2020, Fiscal 2021, and Fiscal 2022.

Company Selected Measure Name		Sales
Named Executive Officers, Footnote [Text Block]

(1)	Brian C. Cornell is the CEO for each of the years shown. The Non-CEO NEOs include Michael J. Fiddelke, John J. Mulligan, and Don H. Liu for each of the years shown, A. Christina Hennington for Fiscal 2023 and Fiscal 2022, and Michael E. McNamara for Fiscal 2021 and Fiscal 2020.

Peer Group Issuers, Footnote [Text Block]		Target Total Shareholder Return (“TSR”) and retail peer group TSR assume a respective investment of $100 on February 1, 2020, and reinvestment of all dividends. Additionally, the retail peer group is weighted by the market capitalization of each component company. The retail peer group consists of 20 companies (Albertsons Companies, Inc., Amazon.com, Inc., Best Buy Co., Inc., BJ’s Wholesale Holdings, Inc., Costco Wholesale Corporation, CVS Health Corporation, Dollar General Corporation, Dollar Tree, Inc., The Gap, Inc., The Home Depot, Inc., Kohl’s Corporation, The Kroger Co., Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., The TJX Companies, Inc., Walgreens Boots Alliance, Inc., and Walmart Inc.). It is consistent with the retail peer group described in our CD&A, excluding Publix Super Markets, Inc., which is not quoted on a public stock exchange.
PEO Total Compensation Amount	[1]	$ 19,203,353	$ 17,664,896	$ 19,758,766	$ 19,755,188
PEO Actually Paid Compensation	[2]	$ 10,755,085	(9,622,361)	57,790,597	78,320,625
Adjustment To PEO Compensation, Footnote [Text Block]

CEO SCT Total to CAP:

		Adjustments related to equity awards
		Deductions	Additions
Fiscal year	SCT total for CEO	Value of “Stock awards” from SCT	Year-end fair value of outstanding equity awards granted in covered year	Increase/(decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/(decrease) in fair value of equity awards from prior year-end that vested during the covered year	CAP to CEO
2023	$19,203,353	$(14,720,515)	$13,007,853	$(4,199,459)	$(2,536,147)	$10,755,085
2022	$17,664,896	$(14,476,318)	$11,212,164	$(2,899,650)	$(21,123,453)	$(9,622,361)
2021	$19,758,766	$(13,749,937)	$17,037,025	$21,284,393	$13,460,350	$57,790,597
2020	$19,755,188	$(12,266,366)	$21,771,568	$29,451,441	$19,608,794	$78,320,625

Non-PEO NEO Average Total Compensation Amount	[1]	$ 5,314,812	4,809,406	5,783,188	6,383,094
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 3,328,237	(2,251,345)	16,437,743	23,974,731
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-CEO NEOs SCT Total to CAP:

		Adjustments related to equity awards				Adjustments related to pension plans
		Deductions	Additions			Deductions	Additions
Fiscal year	Average SCT total for Non-CEO NEOs	Average SCT total for value of “Stock awards” to Non-CEO NEOs	Year-end fair value of outstanding equity awards granted in covered year	Increase/ (decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/ (decrease) in fair value of equity awards from prior year-end that vested during the covered year	Average SCT value of “Change in pension value” for Non-CEO NEOs	Service cost for services for covered year	CAP to Non-CEO NEOs
2023	$5,314,812	$(3,667,147)	$3,240,891	$(1,023,467)	$(529,126)	$(14,043)	$6,317	$3,328,237
2022	$4,809,406	$(3,528,682)	$2,733,434	$(625,473)	$(5,639,385)	$(7,580)	$6,935	$(2,251,345)
2021	$5,783,188	$(3,385,905)	$4,195,849	$6,220,324	$3,619,803	$(3,432)	$7,916	$16,437,743
2020	$6,383,094	$(3,276,296)	$5,815,525	$9,513,722	$5,599,412	$(71,031)	$10,305	$23,974,731

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

Target’s four-year cumulative TSR compared to our company-selected retail peer group is presented below, representing the value of an initial fixed $100 investment. The base period for the cumulative periods was February 1, 2020.

Tabular List [Table Text Block]

Performance measures

Included below are the most important metrics that influenced CAP in Fiscal 2023. These metrics are further detailed under our Short-term Incentives and Long-term Incentives sections in the CD&A.

Performance measures
Sales
Incentive Operating Income
ROIC
EPS growth
Relative TSR

Total Shareholder Return Amount	[3]	$ 143.24	160.71	203.29	166.91
Peer Group Total Shareholder Return Amount	[3],[4]	168.88	123.48	145.32	138.74
Net Income (Loss)		$ 4,138,000,000	$ 2,780,000,000	$ 6,946,000,000	$ 4,368,000,000
Company Selected Measure Amount	[5]	105,803,000,000	107,588,000,000	104,611,000,000	92,400,000,000
PEO Name		Brian C. Cornell	Brian C. Cornell	Brian C. Cornell	Brian C. Cornell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Incentive Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		EPS growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
PEO [Member] | Deductions Value of Stock Awards from Sct
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (14,720,515)	$ (14,476,318)	$ (13,749,937)	$ (12,266,366)
PEO [Member] | Additions Year End Fair Value Of Outstanding Equity Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,007,853	11,212,164	17,037,025	21,771,568
PEO [Member] | Additions Increase Decrease in Fair Value During Covered Year of Outstanding Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,199,459)	(2,899,650)	21,284,393	29,451,441
PEO [Member] | Additions Increase Decrease in Fair Value of Equity Awards from Prior Year End that Vested During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,536,147)	(21,123,453)	13,460,350	19,608,794
Non-PEO NEO [Member] | Additions Year End Fair Value Of Outstanding Equity Awards Granted in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,240,891	2,733,434	4,195,849	5,815,525
Non-PEO NEO [Member] | Additions Increase Decrease in Fair Value During Covered Year of Outstanding Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,023,467)	(625,473)	6,220,324	9,513,722
Non-PEO NEO [Member] | Additions Increase Decrease in Fair Value of Equity Awards from Prior Year End that Vested During the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(529,126)	(5,639,385)	3,619,803	5,599,412
Non-PEO NEO [Member] | Deductions Average Sct Total for Value of Stock Awards to Non-Ceo Neos
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,667,147)	(3,528,682)	(3,385,905)	(3,276,296)
Non-PEO NEO [Member] | Deductions Average Sct Value Of Change In Pension Value For Non-Ceo Neos
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(14,043)	(7,580)	(3,432)	(71,031)
Non-PEO NEO [Member] | Additions Service Cost for Services for Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 6,317	$ 6,935	$ 7,916	$ 10,305

[1]	Brian C. Cornell is the CEO for each of the years shown. The Non-CEO NEOs include Michael J. Fiddelke, John J. Mulligan, and Don H. Liu for each of the years shown, A. Christina Hennington for Fiscal 2023 and Fiscal 2022, and Michael E. McNamara for Fiscal 2021 and Fiscal 2020.
[2]	The following tables show amounts deducted from and added to the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”). The fair value of the equity awards is consistent with the assumptions disclosed in the grant date, with values changing primarily due to the change in stock price and our performance on the metrics applicable to those awards.
[3]	Target Total Shareholder Return (“TSR”) and retail peer group TSR assume a respective investment of $100 on February 1, 2020, and reinvestment of all dividends. Additionally, the retail peer group is weighted by the market capitalization of each component company. The retail peer group consists of 20 companies (Albertsons Companies, Inc., Amazon.com, Inc., Best Buy Co., Inc., BJ’s Wholesale Holdings, Inc., Costco Wholesale Corporation, CVS Health Corporation, Dollar General Corporation, Dollar Tree, Inc., The Gap, Inc., The Home Depot, Inc., Kohl’s Corporation, The Kroger Co., Lowe’s Companies, Inc., Macy’s, Inc., Nordstrom, Inc., Rite Aid Corporation, Ross Stores, Inc., The TJX Companies, Inc., Walgreens Boots Alliance, Inc., and Walmart Inc.). It is consistent with the retail peer group described in our CD&A, excluding Publix Super Markets, Inc., which is not quoted on a public stock exchange.
[4]	Target updated its peer group for use in Fiscal 2023. The previous peer group was consistent with the retail peer group described in footnote 3 with the exception of BJ’s Wholesale, which was added as a retail peer in Fiscal 2023 as they reached $15 billion in core retail operations. The 2023 TSR of the previous peer group is$168.69.
[5]	Fiscal 2023 consisted of 53 weeks, compared with 52 weeks in Fiscal 2020, Fiscal 2021, and Fiscal 2022.